Prepaid Expenses and Other Current Assets, Net (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jan. 26, 2024
Prepaid Expenses And Other Current Assets, Net [Line Items]
Loan term		1 year
Aggregate balance	[1]		$ 1,409,774
Provision for credit losses		29,401	(207,378)	$ (29,573)
January 2024 Promissory Note [Member]
Prepaid Expenses And Other Current Assets, Net [Line Items]
Aggregate principal amount					$ 1,500,000
Amount outstanding during period			$ 200,000

[1]	Loans to third parties represents interest free loans provided to third parties. All of the loans shall be repaid within 1 year since the payment date of each loan, and were due between July 2024 and September 2025. Since July 2023, Scage International Group provided multiple non-interest-bearing loans to a couple of third-party borrowers (“the Borrowers”), who are business partners of 3A Partners Limited, an affiliate of a consultant of Finnovate. The aggregate balance was nil and US$1,409,774 as of June 30, 2025 and 2024, respectively. Before the consummation of Business Combination, the Borrowers utilized the funds to support the financial needs of Sunorange Limited, which is the general partner of the sponsor of Finnovate. The repayment obligation to the Borrowers was fully settled as of June 30, 2025.